SHARE CAPITAL AND SHARE BASED COMPENSATION - Share Options (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	1 Months Ended			12 Months Ended
	Nov. 30, 2024	Apr. 30, 2024	Mar. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Weighted average assumptions used:
Expected dividend yield				0.00%
Outstanding:
Options outstanding, beginning of year (in shares)				1,400
Options outstanding, granted in period (in shares)	1,025	50	650	1,075
Options outstanding, exercises in period (in shares)				(512)	0
Options outstanding, forfeited in period (in shares)				(67)
Option outstanding, end of year (in shares)				1,896	1,400
Weighted average exercise price
Weighted average exercise price, options, outstanding, beginning of year (in dollars per share)				$ 15.20
Weighted average exercise price, options, grants in period (in dollars per share)				33.02
Weighted average exercise price, options, exercises in period (USD per share)				11.19
Weighted average exercise price, options, forfeitures in period (in dollars per share)				19.70
Weighted average exercise price, options, outstanding, end of year (in dollars per share)				$ 25.44	$ 15.20
Weighted average remaining contractual term (years)				3 years 3 months 18 days	1 year 8 months 12 days
Granted during the year, weighted average remaining contractual term (years)				4 years 3 months 18 days
Options exercisable, outstanding (in shares)				453	750	662
Options exercisable, weighted average exercise price (in dollars per share)				$ 12.10	$ 10.22	$ 17.87
Options exercisable, weighted average remaining contractual term (in years)				1 year 7 months 6 days	4 months 24 days	9 months 18 days
Intrinsic value of share options exercised				$ 12,955	$ 0	$ 0
Total fair value of share options vested in the year				2,647	1,958	1,958
Compensation cost recognized in the consolidated statement of operations				3,649	2,706	1,971
Share options cost capitalized				$ 0	$ 173	$ 0
Employee stock options
Weighted average assumptions used:
Risk free interest rate	4.30%	4.40%	4.10%
Expected volatility of common stock	41.50%	50.40%	70.50%
Expected dividend yield	0.00%	0.00%	0.00%
Expected term of options	4 years 6 months	4 years	4 years